CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net revenues
Total net revenues	$ 288,182	$ 272,914
Gross profit	108,460	103,972
Operating expenses
Selling	15,569	14,438
General and administrative	20,347	23,459
Research and development	19,170	19,216
VAT refunds and government subsidies	(18,359)	(16,511)
Total operating expenses	36,727	40,602
Income from operations	71,733	63,370
Other income, net	6,475	2,710
Foreign exchange loss	(827)	(1,104)
Share of net income (loss) of equity investees	(287)	2,273
Interest income	5,995	3,036
Interest expenses	(316)	(634)
Dividend income from a cost investee	1,113	1,057
Income before income taxes	83,886	70,708
Income tax expenses	11,767	13,031
Net income	72,119	57,677
Less: net income attributable to non-controlling interests	83	86
Net income attributable to Hollysys Automation Technologies Ltd.	72,036	57,591
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(27,090)	32,270
Comprehensive income	45,029	89,947
Less: comprehensive income (loss) attributable to non-controlling interests	(179)	87
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 45,208	$ 89,860
Net income per ordinary share:
Basic (in dollars per share)	$ 1.19	$ 0.95
Diluted (in dollars per share)	$ 1.18	$ 0.95
Shares used in income per share computation:
Weighted average number of ordinary shares	60,450,930	60,428,431
Weighted average number of diluted ordinary shares	61,271,864	61,241,092
Integrated Contracts [Member]
Net revenues
Total net revenues	$ 233,333	$ 230,109
Cost of Goods and Services Sold	161,593	155,998
Product [Member]
Net revenues
Total net revenues	13,957	19,177
Cost of Goods and Services Sold	3,662	5,834
Service [Member]
Net revenues
Total net revenues	40,892	23,628
Cost of Goods and Services Sold	$ 14,467	$ 7,110